TAXES (Tables)	12 Months Ended
Dec. 31, 2021
TAXES
Income before income taxes

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Income (loss) before income taxes:
U.S. operations	$(1,765)	$(974)	$(732)
Non-U.S. operations	(138)	(786)	159
Total income (loss) before income taxes	$(1,903)	$(1,760)	$(573)

Components of the provision for income taxes by geographic operations and taxing jurisdiction

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
U.S. federal:
Current	$17	$—	$—
Deferred	(73)	—	—
	$(56)	$—	$—
U.S. state and local:
Current	$—	$—	$—
Deferred	(5)	—	—
	$(5)	$—	$—
Non-U.S.:
Current	$790	$305	$413
Deferred	(327)	(58)	(47)
	$463	$247	$366
Total provision for income taxes	$402	$247	$366

Effective income tax rate reconciliation

	Year Ended December 31,
	2021	2020	2019
Statutory rate	21.0%	21.0%	21.0%
Tax differential on foreign income	(8.6)%	(5.9)%	(18.8)%
State and local taxes	3.0%	2.8%	6.4%
Valuation allowances	(16.1)%	(26.1)%	(59.7)%
Reserves for uncertain tax positions	(8.3)%	(4.9)%	(7.2)%
Intercompany prepayment *	0.5%	0.7%	0.6%
Undistributed foreign earnings	(0.6)%	(1.0)%	(3.5)%
Impact of foreign operations	(4.7)%	—%	(0.9)%
Separation-related transactions	(2.6)%	—%	—%
Goodwill impairment	(4.0)%	—%	—%
Other	(0.7)%	(0.6)%	(1.6)%
Effective tax rate	(21.1)%	(14.0)%	(63.8)%

*       Represents a U.S. tax rate benefit related to foreign tax prepayment on prepaid royalty income.

Components of deferred tax assets and liabilities

	December 31,
(Dollars in millions)	2021	2020
Deferred tax assets
Retirement benefits	$255	$126
Leases	340	380
Stock-based and other compensation	60	37
Domestic tax loss/credit carryforwards	16	643
Deferred income	31	50
Foreign tax loss/credit carryforwards	76	509
Allowance for credit losses	10	37
Fixed assets and depreciation	130	—
Restructuring charges	—	59
Limitation on deductibility of interest	—	50
Accruals	57	91
Other	54	—
Gross deferred tax assets	$1,029	$1,982
Less: valuation allowance	(6)	(1,110)
Net deferred tax assets	$1,023	$872

Deferred tax liabilities
Fixed assets and depreciation	$—	$80
Goodwill and intangible assets	—	45
Leases and right-of-use assets	331	331
Undistributed foreign earnings	25	57
Deferred transition costs	106	—
Other	21	12
Gross deferred tax liabilities	$483	$525

Reconciliation of the beginning and ending amount of unrecognized tax benefits

(Dollars in millions)	2021	2020	2019
Balance at January 1	$18	$15	$14
Additions based on tax positions related to the current year	479	89	41
Additions for tax positions of prior years	—	—	—
Reductions for tax positions of prior years (including impacts due to a lapse of statute)	—	—	—
Settlements (closed out to Net Parent investment)	(453)	(86)	(40)
Balance at December 31	$44	$18	$15